Relationship with Marriott International - Additional Information (Detail) (Marriott International Inc, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Marriott International Inc
Related Party Transaction [Line Items]
Percentage related to the management of our hotels, financing for joint ventures or partnerships, and certain limited administrative services	60.00%
Management fees	$ 111	$ 105	$ 178
Franchise fees	1	1	1
Leasing fees	$ 7